Stockholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders’ Equity [Abstract]
Schedule of Stockholders’ Equity Number of Shares

Stockholders’ equity as of December 31, 2025, 2024 and 2023 by number of shares, is as follows:

	Betterware de México, S.A.P.I. de C.V.
	As of December 31, 2025	As of December 31, 2024	As of December 31, 2023

Fixed capital	10,000	10,000	10,000
Variable capital	37,306,546	37,306,546	37,306,546
	37,316,546	37,316,546	37,316,546